Provisions - Schedule of main categories of plan assets, United Kingdom (Details) - United Kingdom	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	0.00%	0.00%	0.00%
Debt instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	67.00%	66.00%	62.00%
Properties
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	11.00%	14.00%	12.00%
Other
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	22.00%	20.00%	26.00%